FINANCIAL OBLIGATIONS - Borrowings from banks and others - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	$ 4,067,476	$ 4,037,301
Total borrowings from banks and others	24,559,175	28,098,159
Colombia, Pesos
Disclosure of detailed information about borrowings [line items]
Borrowings	4,016,302	3,619,457
Leases contracts	2,037,039	1,794,416
Other financial obligations	6,118	9,762
Total borrowings from banks and others	9,979,864	9,454,603
Colombia, Pesos | Financiera de Desarrollo Territorial "FINDETER"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	2,526,376	2,518,426
Colombia, Pesos | Fondo para el Financiamiento del Sector Agropecuario - "FINAGRO"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	1,096,171	984,179
Colombia, Pesos | Banco de Comercio Exterior - "BANCOLDEX"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	297,858	528,363
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	9,069,212	14,014,948
Leases contracts	793,405	1,071,851
Andean Development Corporation (Corporacion Andina de Fomento)	307,014	532,140
Letters of Credit	2,470,163	1,566,346
Bankers Acceptances	1,792,446	1,451,938
Total borrowings from banks and others	14,579,311	18,643,556
Foreign currency | Banco de Comercio Exterior - "BANCOLDEX"
Disclosure of detailed information about borrowings [line items]
Borrowings from banks and others, development entities	$ 147,071	$ 6,333